Leases	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
LEASES

NOTE 6– LEASES

The Company has entered into several non-cancellable operating lease agreements for its offices and vehicles. The Company’s leases have original lease periods expiring between 2024 and 2034. Payments due under such lease contracts include primarily fixed payments. The Company assume renewals in our determination of the lease term. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The components of lease costs, lease term and discount rate are as follows:

Six Months Ended
June 30, 2024
(unaudited)
Operating lease cost:
Vehicles	74
Facilities rent	56
130
Remaining Lease Term
Vehicles	0.08 -2.25 years
Facilities rent	2.26- 10.09 years

Weighted Average Discount Rate
Vehicles	1.9%
Facilities rent	3.97%

The following is a schedule, by years, of maturities of operating lease liabilities as of June 30, 2024:

June 30, 2024
(unaudited)
Period:
The remainder of 2024	117
2025	201
2026	147
2027	88
2028	77
2029-2034	359
Total operating lease payments	989
Less: imputed interest	159
Present value of lease liabilities	830